SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - Schedule of Cash and Cash Equivalents - USD ($)	Sep. 30, 2015	Dec. 31, 2014	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Schedule of Cash and Cash Equivalents [Abstract]
Cash in bank		$ 586,469		$ 414,001
Money market funds		990		50
Cash and cash equivalents	$ 246,346	$ 587,459	$ 1,150,421	$ 414,051	$ 174,444